18. INVESTMENTS (Details 8) - Centroeste [Member] R$ in Millions	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about business combination [line items]
Cash consideration paid	R$ 45
Previously held interest, valued at fair value on the acquisition date	61
Bargain purchase	14
Total	R$ 120